Subsequent Event - Additional Information (Details) - EBP 002		12 Months Ended
	Jan. 01, 2026 USD ($) Age	Dec. 31, 2025 Age
EBP, Subsequent Event [Line Items]
Participants turning age | Age		60
Subsequent Event
EBP, Subsequent Event [Line Items]
Participants turning age | Age	63
Increased catch-up contribution limit available | $	$ 11,250
Participants, FICA wages | $	$ 150,000